TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of trade, other payables and accrued expenses

	2017	2016
Year ended 31 December	US$’000	US$’000
Oil and natural gas property and operating related	40,001	18,588
Administrative expenses, including salaries and wages	4,494	2,225
Accrued interest payable	3,057	2,761
Commodity derivative contract payables	550	—
Total trade, other payables and accrued expenses	48,102	23,574